Flight equipment held for operating leases, net (Tables)	6 Months Ended
Jun. 30, 2020
Property Subject to or Available for Operating Lease, Net [Abstract]
Lessor, Operating Lease, Carrying Value of Assets Subject to Leases
Movements in flight equipment held for operating leases during the six months ended June 30, 2020 and 2019 were as follows:

	Six Months Ended June 30,
	2020	2019
Net book value at beginning of period	$35,870,781	$35,052,335
Additions	584,229	2,119,396
Depreciation	(814,933)	(832,186)
Disposals and transfers to held for sale	(163,156)	(1,015,376)
Transfers to net investment in finance and sales-type leases/other assets	(38,707)	(46,837)
Impairment (Note 19)	(81,886)	(22,084)
Net book value at end of period	$35,356,328	$35,255,248

Accumulated depreciation as of June 30, 2020 and 2019	$(8,229,943)	$(7,132,213)